Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
Right-of-use assets
Right-of-use assets as of December 31, 2022 and 2021 were comprised of the following:

($ millions)	2022	2021
Land	15	17
Buildings	347	326
Machinery & equipment and other assets	29	29
Total right-of-use assets	391	372
Depreciation charges of $76 million and $81 million for the years ended December 31, 2022 and 2021, respectively, are shown in the table below by underlying class of asset:

($ millions)	2022	2021
Land	1	1
Buildings	58	60
Machinery & equipment and other assets	17	20
Total depreciation of right-of-use assets	76	81
Lease liabilities
Lease liabilities totaled $430 million as of December 31, 2022, including $71 million in current Lease liabilities and $359 million in non-current Lease liabilities. The contractual maturities of the undiscounted lease liabilities as of December 31, 2022 and 2021, are as follows:

	Lease liabilities undiscounted
($ millions)	2022	2021
Not later than one year	85	80
Between one and five years	226	197
Later than five years	233	237
Total lease liabilities undiscounted	544	514

	Lease liabilities
($ millions)	2022	2021
Not later than one year	71	67
Between one and five years	180	157
Later than five years	179	182
Total lease liabilities	430	406
Additional disclosures
The following table provides additional disclosures related to Right-of-use assets and Lease liabilities:

($ millions)	2022	2021
Interest expense on lease liabilities	15	13
Expense on short-term, low value and variable leases	3	7
Total cash outflows for leases	87	92
Thereof:
Lease liability payments(1)	69	72
Interest payments(2)	15	13
Short-term, low value and variable lease payments(2)	3	7
(1)     Reported as cash outflows from financing activities net of lease incentives received
(2)     Included within total net cash flows from operating activities